Note 10 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2023		Accumulated
	Cost	depreciation	Net

Buildings	$2,564	$1,765	$799
Vehicles	19,147	9,714	9,433
Furniture and equipment	107,708	68,744	38,964
Computer equipment and software	220,136	157,514	62,622
Leasehold improvements	182,331	91,312	91,019
	$531,886	$329,049	$202,837
December 31, 2022		Accumulated
	Cost	depreciation	Net

Buildings	$2,553	$1,615	$938
Vehicles	14,338	7,413	6,925
Furniture and equipment	93,827	58,908	34,919
Computer equipment and software	185,260	136,582	48,678
Leasehold improvements	149,401	76,368	73,033
	$445,379	$280,886	$164,493
Fixed assets include ROU assets - Finance leases (see note 9).